Schedule of Investments (unaudited)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.1%
Afterpay Ltd.(a)	20,624	$1,910,594
Australia & New Zealand Banking Group Ltd.	406,285	8,645,935
BHP Group Ltd.	360,580	9,904,044
BHP Group PLC	253,311	6,690,341
BlueScope Steel Ltd.	71,727	1,120,814
Commonwealth Bank of Australia	188,793	14,964,148
Fortescue Metals Group Ltd.	163,411	1,702,749
Glencore PLC	1,649,367	8,247,792
James Hardie Industries PLC	45,565	1,790,076
National Australia Bank Ltd.	409,371	8,900,534
REA Group Ltd.	6,115	742,170
Reece Ltd.	55,958	848,505
Rio Tinto Ltd.	36,596	2,507,292
Rio Tinto PLC	133,709	8,336,952
Seek Ltd.	40,206	999,235
Tabcorp Holdings Ltd.	248,070	934,071
Washington H Soul Pattinson & Co. Ltd.	9,215	226,935
Wesfarmers Ltd.	103,566	4,480,857
Westpac Banking Corp.	419,190	8,155,395
		91,108,439
Austria — 0.4%
Erste Group Bank AG	31,601	1,355,231
OMV AG	22,585	1,367,371
voestalpine AG	14,840	563,639
		3,286,241
Belgium — 0.3%
Ageas SA/NV	17,293	841,264
Sofina SA	1,973	873,063
Solvay SA	7,982	948,837
		2,663,164
Canada — 13.5%
Bank of Montreal	96,146	10,438,864
Bank of Nova Scotia (The)	167,550	10,984,977
Bausch Health Cos Inc.(a)	32,448	909,519
BlackBerry Ltd.(a)	53,752	580,692
CAE Inc.(a)	29,572	896,766
Cameco Corp.	44,241	1,074,925
Canadian Imperial Bank of Commerce	54,308	6,589,716
Canadian Natural Resources Ltd.	115,267	4,899,034
Canadian Pacific Railway Ltd.	54,076	4,185,472
Canadian Tire Corp. Ltd., Class A, NVS	7,143	1,014,541
CCL Industries Inc., Class B, NVS	17,095	934,451
Cenovus Energy Inc.	161,120	1,926,774
CGI Inc.(a)	21,395	1,911,305
Constellation Software Inc.	1,864	3,275,841
Fairfax Financial Holdings Ltd.	3,993	1,617,236
First Quantum Minerals Ltd.	83,282	1,971,689
FirstService Corp.	2,798	558,063
GFL Environmental Inc.	19,392	797,397
Gildan Activewear Inc.	22,536	827,801
Great-West Lifeco Inc.	32,904	968,031
iA Financial Corp. Inc.	12,002	709,976
IGM Financial Inc.	11,762	467,021
Imperial Oil Ltd.	36,522	1,236,483
Intact Financial Corp.	10,036	1,345,405
Ivanhoe Mines Ltd., Class A(a)	90,010	706,203
Lightspeed Commerce Inc.(a)	25,177	2,454,025
Lundin Mining Corp.	97,217	846,014
Security	Shares	Value

Canada (continued)
Magna International Inc.	43,654	$3,550,944
Manulife Financial Corp.	217,130	4,229,965
National Bank of Canada	41,275	3,417,127
Power Corp. of Canada	70,086	2,334,312
RioCan REIT	16,033	288,765
Royal Bank of Canada	162,823	16,948,011
Shaw Communications Inc., Class B, NVS	63,627	1,832,310
Teck Resources Ltd., Class B	50,556	1,410,960
Toromont Industries Ltd.	7,365	655,268
Toronto-Dominion Bank (The)	278,862	20,243,182
West Fraser Timber Co. Ltd.	9,305	745,017
WSP Global Inc.	14,344	1,944,600
		121,728,682
Denmark — 2.3%
Ambu A/S, Class B	16,017	455,955
AP Moller - Maersk A/S, Class A	503	1,381,066
AP Moller - Maersk A/S, Class B, NVS	905	2,622,643
Carlsberg A/S, Class B	10,670	1,761,785
Demant A/S(a)	15,033	728,769
DSV A/S	28,465	6,615,756
GN Store Nord A/S	10,910	662,970
Pandora A/S	11,889	1,663,694
Rockwool International A/S, Class B	641	293,139
Vestas Wind Systems A/S	105,012	4,539,628
		20,725,405
Finland — 0.2%
Kesko OYJ, Class B	22,959	747,189
Wartsila OYJ Abp	51,988	720,981
		1,468,170
France — 13.2%
Airbus SE(a)	56,534	7,252,296
Alstom SA	23,697	844,509
AXA SA	256,520	7,462,932
BNP Paribas SA	157,246	10,525,609
Bollore SA	108,560	630,972
Bureau Veritas SA	28,707	912,453
Capgemini SE	20,423	4,761,884
Cie. de Saint-Gobain	72,525	5,005,134
Credit Agricole SA	176,181	2,658,036
Dassault Systemes SE	67,666	3,951,518
Electricite de France SA	33,292	490,656
Eurazeo SE	6,169	578,244
Eurofins Scientific SE	10,290	1,214,373
Hermes International	4,035	6,407,236
Kering SA	5,839	4,382,371
La Francaise des Jeux SAEM(b)	8,482	440,431
LVMH Moet Hennessy Louis Vuitton SE	46,736	36,646,702
Publicis Groupe SA	35,167	2,360,881
Remy Cointreau SA	1,853	374,324
Renault SA(a)	19,326	696,395
Sartorius Stedim Biotech	2,248	1,239,032
Schneider Electric SE	53,116	9,158,158
Societe Generale SA	114,835	3,835,940
Suez SA	37,620	856,075
Teleperformance	5,145	2,149,126
Thales SA	10,920	1,007,681
Veolia Environnement SA	71,918	2,348,768
Vivendi SE	63,404	816,806

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Wendel SE	2,988	$398,030
		119,406,572
Germany — 7.6%
BASF SE	89,922	6,472,014
Bayerische Motoren Werke AG	34,859	3,522,014
Brenntag SE	19,583	1,863,093
Carl Zeiss Meditec AG, Bearer	3,914	788,241
Covestro AG(b)	18,676	1,195,985
Daimler AG, Registered	127,020	12,608,312
Delivery Hero SE(a)(b)	12,830	1,600,222
Deutsche Bank AG, Registered(a)	187,268	2,405,515
Deutsche Post AG, Registered	120,388	7,452,857
Evonik Industries AG	20,255	656,278
GEA Group AG	13,876	683,409
HeidelbergCement AG	17,358	1,307,143
HelloFresh SE(a)	14,677	1,189,407
Infineon Technologies AG	128,403	6,013,284
KION Group AG	5,916	646,197
Merck KGaA	9,496	2,244,140
Siemens AG, Registered	99,016	16,098,208
Volkswagen AG	6,022	1,957,739
Zalando SE(a)(b)	2,231	210,786
		68,914,844
Hong Kong — 3.4%
AIA Group Ltd.	1,178,000	13,201,856
ESR Cayman Ltd.(a)(b)	166,800	539,742
Futu Holdings Ltd., ADR(a)	14,550	778,716
Hong Kong Exchanges & Clearing Ltd.	136,800	8,241,065
Jardine Matheson Holdings Ltd.	30,100	1,748,302
Swire Pacific Ltd., Class A	73,000	458,921
Techtronic Industries Co. Ltd.	187,500	3,852,235
Wharf Real Estate Investment Co. Ltd.	176,000	994,094
Xinyi Glass Holdings Ltd.	432,000	1,217,352
		31,032,283
Ireland — 0.1%
Smurfit Kappa Group PLC	21,442	1,123,917

Israel — 0.5%
Bank Leumi Le-Israel BM	168,473	1,609,653
ICL Group Ltd.	99,342	851,360
Israel Discount Bank Ltd., Class A(a)	138,629	837,628
Mizrahi Tefahot Bank Ltd.	14,190	516,303
Wix.com Ltd.(a)	5,401	1,004,370
		4,819,314
Italy — 2.2%
Assicurazioni Generali SpA	119,090	2,593,207
CNH Industrial NV	171,839	2,960,023
Eni SpA	261,003	3,740,810
Intesa Sanpaolo SpA.	2,119,956	6,025,288
Mediobanca Banca di Credito Finanziario SpA(a)	69,316	827,129
Moncler SpA	21,512	1,548,098
Poste Italiane SpA(b)	58,676	838,000
Tenaris SA	72,692	809,519
		19,342,074
Japan — 14.8%
Advantest Corp.	22,200	1,820,132
AGC Inc.	26,000	1,294,685
Capcom Co. Ltd.	17,300	465,637
CyberAgent Inc.	39,900	668,546
Security	Shares	Value

Japan (continued)
Daikin Industries Ltd.	18,000	$3,942,265
Daiwa Securities Group Inc.	148,400	833,734
Denso Corp.	53,500	3,878,491
Fast Retailing Co. Ltd.	5,000	3,319,088
Fuji Electric Co. Ltd.	16,700	816,590
FUJIFILM Holdings Corp.	36,600	2,828,352
Fujitsu Ltd.	24,700	4,268,893
Hamamatsu Photonics KK	9,500	563,848
Hitachi Ltd.	112,100	6,459,711
Hitachi Metals Ltd.(a)	28,200	533,844
Ibiden Co. Ltd.	7,100	426,610
Iida Group Holdings Co. Ltd.	17,700	436,385
Itochu Corp.	152,400	4,346,580
Japan Metropolitan Fund Invest	696	639,289
JFE Holdings Inc.	86,900	1,327,870
JSR Corp.	22,900	830,573
Koei Tecmo Holdings Co. Ltd.	6,620	308,149
Konami Holdings Corp.	13,000	715,397
Kubota Corp.	139,700	2,976,028
Kurita Water Industries Ltd.	14,000	691,481
Lasertec Corp.	13,400	2,906,669
Lixil Corp.	27,300	701,333
M3 Inc.	31,100	1,832,732
Marubeni Corp.	240,800	2,043,265
Mercari Inc.(a)	9,000	486,985
Mitsubishi Gas Chemical Co. Inc.	17,200	346,171
Mitsubishi UFJ Financial Group Inc.	1,201,000	6,585,677
Mitsui & Co. Ltd.	186,600	4,270,250
NEC Corp.	18,100	926,756
Nexon Co. Ltd.	41,500	706,377
Nidec Corp.	44,500	4,928,723
Nippon Express Co. Ltd.	8,300	519,534
Nippon Steel Corp.	155,000	2,717,578
Nippon Yusen KK	44,800	3,228,166
Nissan Motor Co. Ltd.(a)	240,900	1,226,147
Nitto Denko Corp.	15,000	1,172,102
Nomura Real Estate Holdings Inc.	12,500	304,742
NTT Data Corp.	67,500	1,354,105
Oji Holdings Corp.	85,000	421,323
Panasonic Corp.	191,100	2,363,147
Pola Orbis Holdings Inc.	7,500	160,138
Renesas Electronics Corp.(a)	83,500	1,027,169
Ricoh Co. Ltd.	87,400	851,087
Seiko Epson Corp.	27,800	495,009
Seven & i Holdings Co. Ltd.	96,300	4,043,133
Shimadzu Corp.	17,700	719,102
Shin-Etsu Chemical Co. Ltd.	29,800	5,314,324
SoftBank Group Corp.	122,000	6,604,758
Sony Group Corp.	101,000	11,695,425
SUMCO Corp.	30,000	573,258
Sumitomo Chemical Co. Ltd.	206,800	1,018,762
Sumitomo Electric Industries Ltd.	76,100	1,010,065
Sumitomo Metal Mining Co. Ltd.	23,400	907,739
Tokyo Electron Ltd.	22,300	10,392,534
Toshiba Corp.	53,000	2,286,003
Toyota Tsusho Corp.	23,800	1,032,353
Yamaha Motor Co. Ltd.	42,700	1,190,211
ZOZO Inc.	12,900	414,071
		133,169,101

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 10.2%
Adyen NV(a)(b)	2,638	$7,959,662
Aegon NV	192,295	975,376
ArcelorMittal SA	118,812	4,018,238
ASM International NV	9,335	4,224,877
ASML Holding NV	69,360	56,382,716
ING Groep NV	565,976	8,585,234
NN Group NV	29,723	1,588,895
Randstad NV	12,707	912,965
Stellantis NV	272,889	5,448,078
Universal Music Group NV	63,244	1,836,159
		91,932,200
New Zealand — 0.0%
Mercury NZ Ltd.	67,432	296,556

Norway — 0.5%
Adevinta ASA(a)	19,943	329,423
DNB Bank ASA	94,697	2,253,474
Norsk Hydro ASA	258,030	1,895,350
Schibsted ASA, Class A	5,753	297,230
		4,775,477
Portugal — 0.1%
EDP Renovaveis SA	27,789	774,190

Singapore — 1.7%
CapitaLand Integrated Commercial Trust	41,149	65,528
Capitaland Investment Ltd/Singapore(a)	265,800	678,051
DBS Group Holdings Ltd.	253,700	5,928,425
Oversea-Chinese Banking Corp. Ltd.	474,600	4,148,871
Sea Ltd., ADR(a)	2,527	868,201
Singapore Airlines Ltd.(a)	145,000	558,547
United Overseas Bank Ltd.	140,200	2,786,943
Wilmar International Ltd.	194,700	622,484
		15,657,050
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	881,826	6,171,130
Banco Santander SA	2,413,768	9,155,622
CaixaBank SA	562,015	1,615,604
Repsol SA	201,209	2,577,192
Siemens Gamesa Renewable Energy SA(a)	23,910	648,812
		20,168,360
Sweden — 4.7%
Alfa Laval AB	40,896	1,754,226
Atlas Copco AB, Class A	64,309	4,141,415
Atlas Copco AB, Class B	33,137	1,795,820
Electrolux AB, Class B	19,663	446,241
Embracer Group AB(a)	60,788	566,948
Epiroc AB, Class A	83,834	2,085,913
Epiroc AB, Class B	40,980	870,573
EQT AB	49,338	2,606,027
Evolution AB(b)	45,022	7,308,953
Hexagon AB, Class B	175,954	2,831,750
Husqvarna AB, Class B	45,150	643,429
Industrivarden AB, Class A	13,211	435,807
Industrivarden AB, Class C	18,973	617,165
Investment AB Latour, Class B	16,079	584,044
Investor AB, Class B	222,454	5,132,887
Kinnevik AB, Class B(a)	32,327	1,268,861
Nibe Industrier AB, Class B	180,035	2,677,781
Sandvik AB	87,097	2,208,667
Sinch AB(a)(b)	55,516	1,056,734
Security	Shares	Value

Sweden (continued)
Svenska Cellulosa AB SCA, Class B	47,084	$735,690
Volvo AB, Class B	111,947	2,610,509
		42,379,440
Switzerland — 5.0%
ABB Ltd., Registered	190,837	6,313,503
Adecco Group AG, Registered.	14,385	724,717
Cie. Financiere Richemont SA, Class A, Registered	78,689	9,737,793
Geberit AG, Registered	3,128	2,442,820
Holcim Ltd.	56,341	2,810,433
Kuehne + Nagel International AG, Registered	10,974	3,456,266
Logitech International SA, Registered	22,298	1,865,293
Partners Group Holding AG	3,621	6,325,721
Siemens Energy AG(a)	48,478	1,391,347
Sika AG, Registered	14,444	4,893,333
Straumann Holding AG, Registered	1,080	2,248,233
Swatch Group AG (The), Bearer	3,196	879,682
Swatch Group AG (The), Registered	5,944	316,216
Swiss Life Holding AG, Registered	3,179	1,743,892
		45,149,249
United Kingdom — 5.5%
3i Group PLC	99,665	1,861,246
Admiral Group PLC	15,427	606,006
Anglo American PLC	189,949	7,226,234
Antofagasta PLC	74,927	1,461,469
Ashtead Group PLC	65,655	5,502,554
Aviva PLC	473,052	2,552,549
Barclays PLC	1,934,733	5,338,844
BT Group PLC(a)	995,403	1,891,095
Burberry Group PLC	40,366	1,066,836
Coca-Cola Europacific Partners PLC	23,437	1,233,958
Croda International PLC	10,739	1,389,954
Entain PLC(a)	68,561	1,921,157
Evraz PLC	85,221	723,867
Ferguson PLC	17,152	2,580,748
Johnson Matthey PLC	23,058	861,805
Kingfisher PLC	243,842	1,119,135
Lloyds Banking Group PLC	7,139,922	4,886,425
M&G PLC	273,746	747,901
Natwest Group PLC	530,022	1,598,109
Pearson PLC	112,236	923,548
Schroders PLC	12,435	615,953
St. James's Place PLC	69,369	1,498,567
WPP PLC	137,607	1,989,078
		49,597,038
Total Common Stocks — 98.5%
(Cost: $786,928,175)		889,517,766

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	7,154	609,819
Porsche Automobil Holding SE, Preference Shares, NVS	23,686	2,465,155
Sartorius AG, Preference Shares, NVS	2,623	1,699,015
Volkswagen AG, Preference Shares, NVS	23,914	5,367,053
		10,141,042

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	595,199	$226,279

Total Preferred Stocks — 1.1%
(Cost: $10,745,392)		10,367,321

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	220,000	220,000

Total Short-Term Investments — 0.0%
(Cost: $220,000)		220,000

Total Investments in Securities — 99.6%
(Cost: $797,893,567)		900,105,087

Other Assets, Less Liabilities — 0.4%		3,418,255

Net Assets — 100.0%		$903,523,342

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—		$—	$—	$—	—	$3,308	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	—		(80,000	)(b)	—	—	220,000	220,000	2		—
						$—	$—	$220,000		$3,310		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	35	12/09/21	$613	$(8,699)
Euro STOXX 50 Index	48	12/17/21	2,354	78,843
FTSE 100 Index	5	12/17/21	494	7,553
				$77,697

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$130,204,643	$759,313,123	$—	$889,517,766
Preferred Stocks	—	10,367,321	—	10,367,321
Money Market Funds	220,000	—	—	220,000
	$130,424,643	$769,680,444	$—	$900,105,087
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$86,396	$—	$86,396
Liabilities
Futures Contracts	—	(8,699)	—	(8,699)
	$—	$77,697	$—	$77,697

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust